Related Party Transactions (Details Narrative) - USD ($)						1 Months Ended					3 Months Ended				9 Months Ended		11 Months Ended	12 Months Ended
	Dec. 27, 2016	Nov. 25, 2016	May 11, 2016	Apr. 14, 2016	May 22, 2015	May 22, 2015	May 18, 2015	Apr. 30, 2015	Mar. 31, 2015	Jun. 30, 2014	Mar. 31, 2017	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	May 18, 2015	May 31, 2015
Investors contributed series-seed equity financing																	$ 530,000
Aggregate purchase price												2,562,896		$ 4,241,627	$ 9,841,027	$ 769,687
Private Placement Offering (the "April 2016 Offering") [Member]
Legal Fees				$ 223,000														17,500
Jeffrey B. Shealy [Member] | Private placement offering (the "March 2015 Offering") [Member]
Number of shares issued		20,000
Common stock price per share		$ 5.00
Mr. Mark D. Boomgarden | Private placement offering (the "March 2015 Offering") [Member]
Number of shares issued		5,000
Aggregate purchase price		$ 25,000
AEG Consulting LLC (firm owned by a Co-Chairman )[Member]
Payments for consulting fees											$ 5,137		$ 3,000		$ 14,445	$ 4,875
Vice President of Engineering [Member] | Private placement offering (the "March 2015 Offering") [Member]
Number of shares issued		20,000
Common stock price per share		$ 5.00
Mr. James R. Shealy [Member] | Private placement offering (the "March 2015 Offering") [Member]
Number of shares issued		14,000
Aggregate purchase price		$ 70,000
Second Co Chairman [Member] | Private placement offering (the "March 2015 Offering") [Member]
Number of shares issued	2,000
Aggregate purchase price	$ 10,000
Common stock price per share	$ 5.00
Mr. Michael J. Shealy | Private placement offering (the "March 2015 Offering") [Member]
Number of shares issued	20,000
Aggregate purchase price	$ 100,000
Akoustis, Inc. [Member] | Convertible Notes Payable [Member]
Amount of debt converted					$ 645,000
Debt carrying value												$ 645,000						$ 645,000
Conversion price (in dollars per share)												$ 1.50						$ 1.50				$ 1.50
Akoustis, Inc. [Member] | One Convertible Note Holder [Member] | Convertible Notes Payable [Member]
Amount of debt converted								$ 10,000
Akoustis, Inc. [Member] | Founders & Angel Investors [Member]
Investors contributed series-seed equity financing										$ 530,000
Akoustis, Inc. [Member] | Investors [Member] | Private Placement Offering (the "April 2016 Offering") [Member] | Stock Purchase Agreement [Member]
Legal Fees									$ 35,000
Akoustis, Inc. [Member] | Jeffrey B. Shealy [Member]
Equity financing										175,000
Akoustis, Inc. [Member] | Jeffrey B. Shealy [Member] | Convertible Notes Payable [Member]
Debt face amount									200,000								$ 200,000
Akoustis, Inc. [Member] | Jeffrey B. Shealy [Member] | Private Placement Offering (the "April 2016 Offering") [Member] | Convertible Notes Payable [Member]
Number of shares issued																		93,750
Aggregate purchase price																		$ 150,000
Akoustis, Inc. [Member] | Jeffrey B. Shealy [Member] | Private placement offering (the "March 2015 Offering") [Member] | Convertible Notes Payable [Member]
Number of shares issued																	134,000
Aggregate purchase price																	$ 201,000
Debt conversion converted instrument amount																	200,000
Akoustis, Inc. [Member] | Raytech, LLC [Member] | Debt [Member]
Debt face amount									30,000								30,000
Akoustis, Inc. [Member] | Raytech, LLC [Member] | Loan Agreement [Member]
Transaction from related party																	$ 30,000
Agreement term																	12 months
Akoustis, Inc. [Member] | Steven P. DenBaars [Member]
Equity financing										50,000
Akoustis, Inc. [Member] | Steven P. DenBaars [Member] | Private Placement Offering (the "April 2016 Offering") [Member]
Number of shares issued						125,000
Aggregate purchase price						$ 200,000
Akoustis, Inc. [Member] | Steven P. DenBaars [Member] | Private placement offering (the "March 2015 Offering") [Member]
Number of shares issued																	17,000
Aggregate purchase price																	$ 25,500
Akoustis, Inc. [Member] | Mr. Mark D. Boomgarden | Contractor Agreement [Member]
Payments for consulting fees																					$ 27,426
Akoustis, Inc. [Member] | Mr. Mark D. Boomgarden | Private Placement Offering (the "April 2016 Offering") [Member] | Contractor Agreement [Member]
Number of shares issued							6,250
Aggregate purchase price							$ 10,000
Akoustis, Inc. [Member] | Mr. Mark D. Boomgarden | Private placement offering (the "March 2015 Offering") [Member] | Contractor Agreement [Member]
Number of shares issued							17,000
Aggregate purchase price							$ 25,500
Akoustis, Inc. [Member] | Jeffrey K. McMahon [Member]
Equity financing										100,000
Number of shares issued								6,806
Aggregate purchase price								$ 10,000
Akoustis, Inc. [Member] | Jeffrey K. McMahon [Member] | Convertible Notes Payable [Member]
Debt face amount									225,000								225,000
Akoustis, Inc. [Member] | Jeffrey K. McMahon [Member] | Private Placement Offering (the "April 2016 Offering") [Member]
Number of shares issued						10,000												35,000
Aggregate purchase price						$ 16,000												$ 56,000
Akoustis, Inc. [Member] | Jeffrey K. McMahon [Member] | Private placement offering (the "March 2015 Offering") [Member]
Number of shares issued								144,000
Aggregate purchase price								$ 216,000
Debt conversion converted instrument amount								$ 215,000
Akoustis, Inc. [Member] | Richard Shealy (the brother of the Company's CEO [Member]
Equity financing										$ 80,000
Akoustis, Inc. [Member] | Richard Shealy (the brother of the Company's CEO [Member] | Convertible Notes Payable [Member]
Debt face amount									$ 130,000								$ 130,000
Akoustis, Inc. [Member] | Richard Shealy (the brother of the Company's CEO [Member] | Private placement offering (the "March 2015 Offering") [Member]
Number of shares issued																	90,000	100,000
Aggregate purchase price																	$ 135,000	$ 150,000
Debt conversion converted instrument amount																	130,000
Akoustis, Inc. [Member] | Shareholder [Member] | Private Placement Offering (the "April 2016 Offering") [Member]
Number of shares issued																		250,000
Aggregate purchase price																		$ 400,000
Akoustis, Inc. [Member] | Shareholder [Member] | Private placement offering (the "March 2015 Offering") [Member]
Number of shares issued																		135,000
Aggregate purchase price																		$ 202,500
Percentage of ownership												15.40%						15.40%
Akoustis, Inc. [Member] | Arthur E. Geiss [Member] | Private Placement Offering (the "April 2016 Offering") [Member]
Number of shares issued			125,000
Aggregate purchase price			$ 200,000
Akoustis, Inc. [Member] | Jerry D. Neal [Member] | Private Placement Offering (the "April 2016 Offering") [Member]
Number of shares issued			10,000
Aggregate purchase price			$ 16,000
Akoustis, Inc. [Member] | AEG Consulting LLC (firm owned by a Co-Chairman )[Member]
Payments for consulting fees												$ 4,013					$ 3,462	$ 10,238	$ 9,463	$ 7,700
Akoustis, Inc. [Member] | Cindy C. Payne [Member] | Private Placement Offering (the "April 2016 Offering") [Member]
Number of shares issued																		9,375
Aggregate purchase price																		$ 15,000
Akoustis, Inc. [Member] | David M. Aichele [Member] | Private Placement Offering (the "April 2016 Offering") [Member]
Number of shares issued																		6,250
Aggregate purchase price																		$ 10,000
Akoustis, Inc. [Member] | Big Red LLC [Member]
Transaction from related party																		$ 43,544